Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ (225.5)	$ (520.8)	$ 611.2	$ 102.8	$ (133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/(losses) on securities	(399.9)	(75.7)	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	10.9	12.8	52.2	165.4	(44.7)
Pension and other postretirement benefits liability	(3.5)	(3.8)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(392.5)	(66.7)	1,689.9	1,899.7	3,328.7
Income tax (benefit) related to items of other comprehensive income (loss)	134.6	58.7	(574.2)	(278.0)	(1,012.5)
Other comprehensive income (loss), after tax	(257.9)	(8.0)	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(483.4)	(528.8)	1,726.9	1,724.5	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$ (469.9)	$ (513.2)	$ 1,588.7	$ 1,533.6	$ 2,193.3